Note 2 - Securities (Details) - Available for Sale Debt Securities by Maturity (USD $)	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
1-5 years	$ 16,697,391
1-5 years	16,346,447
5-10 years	22,547,532
5-10 years	21,282,335
After ten years	9,078,426
After ten years	8,619,504
101,568,646
97,593,379
Government Sponsored Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Government sponsored mortgage-backed securities not due on a single maturity date	53,245,297
Government sponsored mortgage-backed securities not due on a single maturity date	$ 51,345,093